Concentration and Risks (Details)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Customer concentration risk | Customer A | Total revenue
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%
Credit concentration risk | Customer A | Account receivables
Concentration Risk [Line Items]
Concentration risk (as a percent)	23.00%
Supplier conentration Risk | Supplier A | Accounts payable
Concentration Risk [Line Items]
Concentration risk (as a percent)	21.00%	16.00%